Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Risk Management [Abstract]
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

The financial debt structure of the Group detailed by fixed and/or hedged and floating interest rate on total net debt, net of hedging derivative instruments, is as follows:

Gross position

	Balance as of
	12-31-2017	12-31-2016
	%	%
Fixed interest rate	92%	92%